Statutory Requirements and Dividends Restrictions (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Statutory Requirements and Dividends Restrictions
Actual and required statutory capital and surplus for the principal operating subsidiaries of the Company, excluding its Lloyd’s syndicate, as at December 31, 2019 and December 31, 2018 were estimated as follows:

	As at December 31, 2019
	U.S.	Bermuda	U.K.
	($ in millions)
Required statutory capital and surplus	$404.0	$788.4	$782.0
Actual statutory capital and surplus	$502.0	$1,380.6	$841.9

	As at December 31, 2018
	U.S.	Bermuda	U.K.
	($ in millions)
Required statutory capital and surplus	$351.0	$801.9	$772.1
Actual statutory capital and surplus	$543.0	$1,575.5	$857.9